Organization and Significant Accounting Policies - Fair Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash equivalents	$ 5	$ 5	$ 470
LIABILITIES:
Fair value of warrant liability	4,389		38	2,400
Level 1 [Member]
ASSETS:
Cash equivalents	5	5	470
Level 3 [Member]
LIABILITIES:
Fair value of warrant liability	$ 4,389		$ 38